INCOME TAXES (Details 2) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Tax loss carry-forwards	$ 104,467	$ 69,622
Provision for credit loss	2,634	2,765
Inventory provision	243,593	166,289
Lease liability	186,976	222,361
Valuation allowance	(99,664)	(63,346)	$ (110,864)
Total deferred tax assets	438,006	397,691
Deferred tax liabilities:
Investment Income	(958,476)	(727,868)
Operating right-of-use assets	(195,945)	(233,111)
Finance lease right-of-use assets		(9,541)
Total deferred tax liabilities	$ (1,154,421)	$ (970,520)